Cash flow information	12 Months Ended
Dec. 31, 2025
Cash Flow Information
Cash flow information

25.	Cash flow information

Reconciliation of liabilities from financing activities

A reconciliation of liabilities arising from financing activities is as follows:

		Cash flows
	January 1, 2025	Interest paid	Repayment of principal portion of lease liabilities	Additions	Repayment	Accretion of interest	Other	December 31, 2025
	S$	S$	S$	S$	S$	S$	S$	S$
Loan from a shareholder	337,566	(11,465)	-	737,951	(1,043,240)	11,465	(32,277)	-
Lease liabilities
- current	6,500	(2,651)	(24,308)	39,651	-	2,651	(1,490)	20,353
- non-current	-	-	-	22,806	-	-	-	22,806
	344,066	(14,116)	(24,308)	800,408	(1,043,240)	14,116	(33,767)	43,159

		Cash flows
	January 1, 2024	Interest paid	Repayment of principal portion of lease liabilities	Additions	Accretion of interest	Other	December 31, 2024
	S$	S$	S$	S$	S$	S$	S$
Loan from a shareholder	-	-	-	337,566	1,444	(1,444)	337,566
Lease liabilities
- current	19,151	(1,706)	(54,060)	-	1,706	41,409	6,500
- non-current	41,409	-	-	-	-	(41,409)	-
	60,560	(1,706)	(54,060)	337,566	3,150	(1,444)	344,066